Income Taxes - Schedule of Effective Tax Rate and the Statutory Income Tax Rate (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Effective Tax Rate and the Statutory Income Tax Rate [Abstract]
Loss before provision for income taxes	¥ (27,076)	$ (3,781)	¥ (26,516)	¥ (56,362)	$ (7,721)	¥ (22,853)	$ (3,219)	¥ (57,662)	¥ (46,482)
Income tax benefit computed at an applicable tax rate of 25%	(6,769)	(945)		(14,091)		5,713	805	14,416
The effect of different tax rate	111	15		659
Change in valuation allowance	6,984	975		13,432		(3,100)	(437)	(10,611)
Income tax expense	¥ 326	$ 46				¥ 2,613	$ 368	¥ 5	¥ 2,582